Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues
Revenues	¥ 3,046,871	$ 417,420	¥ 3,702,387	¥ 3,820,378
Cost of revenues
Cost of revenues	(2,973,158)	(407,321)	(3,535,778)	(3,567,690)
Gross profit	73,713	10,099	166,609	252,688
Operating expenses:
General and administrative	(148,627)	(20,362)	(184,336)	(213,592)
Research and development	(10,690)	(1,465)	(12,378)	(12,540)
Gain on disposal of intangible assets	75,220	10,305	22,317	13,975
Goodwill impairment	0		0	(4,882)
Operating income/(loss)	(10,384)	(1,423)	(7,788)	35,649
Non-operating (expense)/income:
Interest income	385	53	1,047	690
Interest expense	(4,105)	(562)	(4,882)	(5,683)
Other (expense)/income, net	(2,627)	(360)	16,704	(26,068)
Income/(loss) before income tax	(16,731)	(2,292)	5,081	4,588
On-demand delivery solution services
Revenues
Revenues	2,828,483	387,501	3,412,802	3,638,729
Cost of revenues
Cost of revenues	(2,775,575)	(380,252)	(3,268,933)	(3,399,654)
Others
Revenues
Revenues	218,388	29,919	289,585	181,649
Cost of revenues
Cost of revenues	¥ (197,583)	$ (27,069)	¥ (266,845)	¥ (168,036)